Net Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Numerator:
Loss available to common stockholders'	$ (1,489,463)	$ (1,286,271)	$ (4,188,615)	$ (3,008,801)	$ (5,353,425)	$ (4,637,313)
Denominator:
Weighted average number of common shares outstanding	36,135,080	28,666,741	35,743,320	28,615,533	31,299,979	27,295,540
Basic and diluted EPS	$ (0.04)	$ (0.04)	$ (0.12)	$ (0.11)	$ (0.17)	$ (0.17)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	2,811,334	625,001	2,811,334	625,001	2,125,001	720,001
Warrants	2,909,850	11,586,631	2,909,850	11,586,631	4,115,000	11,586,631
Convertible debt	3,004,655	2,772,057	3,004,655	2,772,057	2,870,739	2,678,280
Warrants issuable upon conversion of debt (See "NOTE 2 - Debt" above)	3,004,655	2,772,057	3,004,655	2,772,057	2,870,739	2,678,280
Total shares not included in the computation of diluted losses per share	11,730,494	17,755,746	11,730,494	17,755,746	11,981,479	17,663,192